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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     June 30, 2012
                                                 -------------------------------

Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_|  is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Focused Investors LLC
           -------------------------------------------------
Address:   9777 Wilshire Boulevard, Suite 910
           -------------------------------------------------
           Beverly Hills, California 90212
           -------------------------------------------------

Form 13F File Number:  28 -  12707
                       --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Kromm
             ---------------------------------------------------
Title:         Chief Operating Officer/Chief Compliance Officer
             ---------------------------------------------------
Phone:         (310) 734-1213
             ---------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Michael Kromm        Beverly Hills, California      07/23/12
----------------------  -----------------------------  ----------
      [Signature]               [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          ---------------------

Form 13F Information Table Entry Total:     24
                                          ---------------------

Form 13F Information Table Value Total:     $ 1,528,951
                                          ---------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    48483   541100 SH       Sole                   541100
American Express Co.           COM              025816109    93846  1612200 SH       Sole                  1612200
Becton, Dickinson & Company    COM              075887109    39124   523400 SH       Sole                   523400
CVS Caremark Corp.             COM              126650100    62931  1346700 SH       Sole                  1346700
Diageo PLC                     COM              25243Q205    77220   749200 SH       Sole                   749200
Goldman Sachs Group Inc.       COM              38141G104    46176   481700 SH       Sole                   481700
International Business Machine COM              459200101    79053   404200 SH       Sole                   404200
Johnson & Johnson              COM              478160104    73228  1083900 SH       Sole                  1083900
JPMorgan Chase & Co.           COM              46625H100    44759  1252700 SH       Sole                  1252700
McDonald's Corp.               COM              580135101   108617  1226900 SH       Sole                  1226900
Microsoft Corp.                COM              594918104    75612  2471800 SH       Sole                  2471800
Morgan Stanley                 COM              617446448    26298  1802500 SH       Sole                  1802500
NIKE, Inc.                     COM              654106103    56302   641400 SH       Sole                   641400
PepsiCo, Inc.                  COM              713448108   110533  1564300 SH       Sole                  1564300
Pfizer Inc.                    COM              717081103    45565  1981100 SH       Sole                  1981100
Quest Diagnostics Inc.         COM              74834L100    22594   377200 SH       Sole                   377200
Target Corp.                   COM              87612E106    61705  1060400 SH       Sole                  1060400
The Coca-Cola Co.              COM              191216100   109435  1399600 SH       Sole                  1399600
The Procter & Gamble Co.       COM              742718109    44976   734300 SH       Sole                   734300
UnitedHealth Group Inc.        COM              91324P102    41137   703200 SH       Sole                   703200
Wal-Mart Stores, Inc.          COM              931142103   133590  1916100 SH       Sole                  1916100
WellPoint, Inc.                COM              94973V107    38618   605400 SH       Sole                   605400
Wells Fargo & Company          COM              949746101    54501  1629800 SH       Sole                  1629800
Zimmer Holdings, Inc.          COM              98956P102    34645   538300 SH       Sole                   538300